Acquisitions and Disposals - Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Acquisition of YD Network [Member]
Acquisitions and Disposals - Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities (Details) [Line Items]
Cash and cash equivalents and restricted cash	$ 10,447
Short term investments	5,843
Intangible assets	55,000
Total assets	71,290
Accrued expenses and other current liabilities	17,130
Total liabilities	17,130
Total identifiable net assets at fair value	54,160
Consideration transferred:
-Cash	50,000
Disposal of Nisun BVI and its subsidiaries [Member]
Consideration transferred:
Total disposal proceeds which remains uncollected as of December 31, 2025
Less: Cash and cash equivalents in subsidiaries disposed	(15,986,591)
Net cash outflow on disposal	$ (15,986,591)